                         ING VP NATURAL RESOURCES TRUST

                        Supplement Dated October 1, 2003
                  To ING VP Natural Resources Trust Prospectus
                                Dated May 1, 2003


Effective October 1, 2003, the Board of Trustees has approved that ING VP Natural Resources Trust (the "Fund") use the Goldman Sachs Natural Resources Index as the Fund's additional index. As such, the table entitled "Average Annual Total Returns" on page 5 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                      (FOR PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Goldman Sachs Natural Resources Index.

                                                      1 YEAR      5 YEARS      10 YEARS
                                                      ------      -------      --------
VP Natural Resources Trust                             -2.10%       -2.23%         4.07%
S&P 500 Index (reflects no deduction for fees or
  expenses)(1)                                        -22.10%       -0.59%         9.34%
Goldman Sachs Natural Resources Index (reflects
  no deduction for fees or expenses)(2)               -12.50%       -3.06%          N/A(3)

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Goldman Sachs Natural Resources Index is a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber, and other sub-sectors.

(3)   The Index commenced August 1996.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.